UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of January 31, 2019 (Unaudited)

DWS High Conviction Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 98.0%
Albania 1.0%
Republic of Albania, 144A, 3.5%, 10/9/2025 (Cost $576,262)	EUR	500,000	576,592
Argentina 2.3%
Provincia de Rio Negro, 144A, 7.75%, 12/7/2025		1,200,000	888,000
Republic of Argentina:
REG S, 3.875%, 1/15/2022	EUR	250,000	256,522
4.625%, 1/11/2023		250,000	214,375
(Cost $1,688,104)			1,358,897
Armenia 1.2%
Republic of Armenia, 144A, 6.0%, 9/30/2020 (Cost $729,750)		700,000	715,148
Australia 11.6%
Government of Australia:
REG S, 2.25%, 5/21/2028	AUD	4,550,000	3,310,160
REG S, 2.75%, 4/21/2024	AUD	3,890,000	2,946,860
Macquarie Group Ltd., 144A, 5.033%, 1/15/2030		500,000	508,107
(Cost $6,687,601)			6,765,127
Canada 0.5%
TransCanada PipeLines Ltd, 5.1%, 3/15/2049 (Cost $279,238)		280,000	293,205
Cayman Islands 3.0%
Carbone CLO Ltd., "A2", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.500%, 4.276% *, 1/20/2031		500,000	489,910
Dryden 55 CLO Ltd., "B", Series 2018-55A, 144A, 3-month USD-LIBOR + 1.550%, 4.337% *, 4/15/2031		500,000	490,208
Neuberger Berman Loan Advisers CLO Ltd., "B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 4.187% *, 1/15/2030		750,000	733,803
(Cost $1,731,400)			1,713,921
Chile 1.9%
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021		530,000	520,062
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		550,000	579,110
(Cost $1,079,533)			1,099,172
Colombia 0.4%
Republic of Colombia, 4.5%, 3/15/2029 (Cost $198,724)		200,000	204,702
France 0.4%
Societe Generale SA, 144A, 2.625%, 9/16/2020 (Cost $210,531)		210,000	208,720
Germany 2.7%
Bundesrepublik Deutschland Bundesanleihe:
REG S, 0.25%, 8/15/2028	EUR	275,000	319,245
REG S, 0.5%, 2/15/2025	EUR	800,000	957,435
REG S, 1.5%, 5/15/2023	EUR	250,000	309,957
(Cost $1,569,384)			1,586,637
Greece 2.1%
Republic of Hellenic:
144A, REG S, 3.375%, 2/15/2025	EUR	702,000	796,851
144A, REG S, 4.375%, 8/1/2022	EUR	345,000	416,997
(Cost $1,287,095)			1,213,848
Hungary 1.1%
Republic of Hungary, 6.375%, 3/29/2021 (Cost $682,800)		600,000	636,055
India 1.0%
REC Ltd., 144A, 5.25%, 11/13/2023 (Cost $561,819)		565,000	568,097
Indonesia 3.6%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	5,000,000,000	360,010
PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	792,000	934,158
Perusahaan Penerbit SBSN Indonesia III, 144A, 3.4%, 3/29/2022		785,000	779,199
(Cost $2,073,661)			2,073,367
Ireland 0.5%
AerCap Ireland Capital DAC, 4.125%, 7/3/2023 (Cost $299,247)		300,000	295,956
Japan 5.5%
Japan Government Two Year Bond, 0.1%, 8/1/2020 (Cost $3,158,759)	JPY	350,000,000	3,226,362
Kazakhstan 3.7%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		700,000	709,134
KazMunayGas National Co. JSC, 144A, 4.75%, 4/24/2025		625,000	645,312
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	700,000	815,180
(Cost $2,140,080)			2,169,626
Korea 1.0%
Korea East-West Power Co., Ltd., 144A, 3.875%, 7/19/2023 (Cost $560,794)		561,000	568,482
Macau 1.0%
Sands China Ltd., 4.6%, 8/8/2023 (Cost $599,868)		600,000	602,339
Mexico 0.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144A, 5.95%, 10/1/2028 (Cost $300,000)		300,000	304,800
Netherlands 1.8%
ING Groep NV, 3-month USD-LIBOR + 1.000%, 3.797% *, 10/2/2023		750,000	740,530
LYB International Finance II BV, 3.5%, 3/2/2027		115,000	109,319
NXP BV, 144A, 3.875%, 9/1/2022 (b)		200,000	199,270
(Cost $1,062,797)			1,049,119
Portugal 0.7%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $404,000)		400,000	423,968
Singapore 0.9%
BOC Aviation Ltd., 144A, 3-month USD-LIBOR + 1.125%, 3.947% *, 9/26/2023		300,000	298,872
LLPL Capital Pte Ltd., 144A, 6.875%, 2/4/2039 (b)		210,000	219,380
(Cost $510,000)			518,252
South Africa 0.9%
Republic of South Africa, 4.875%, 4/14/2026 (Cost $468,261)		500,000	494,540
Sri Lanka 1.2%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	498,415
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	199,950
(Cost $701,500)			698,365
Sweden 1.1%
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 3.159% *, 5/24/2021 (Cost $650,000)		650,000	650,810
United Arab Emirates 0.8%
DP World Ltd., 144A, 2.375%, 9/25/2026 (Cost $462,508)	EUR	400,000	458,911
United Kingdom 1.9%
Royal Bank of Scotland Group PLC, 5.076%, 1/27/2030		250,000	252,088
Standard Chartered PLC, 144A, 4.247%, 1/20/2023		600,000	600,495
Vodafone Group PLC, 3-month USD-LIBOR + 0.990%, 3.769% *, 1/16/2024		280,000	276,863
(Cost $1,130,000)			1,129,446
United States 43.7%
Aircastle Ltd., 4.4%, 9/25/2023		434,000	429,702
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039		90,000	94,032
Ares Capital Corp., 3.625%, 1/19/2022		60,000	59,011
AT&T, Inc.:
3.4%, 5/15/2025		140,000	136,952
3-month USD-LIBOR + 1.180%, 3.956% * , 6/12/2024		385,000	381,178
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.939% *, 6/15/2035		500,000	495,423
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.859% *, 9/15/2034		333,000	330,130
Bank of America Corp., Series MTN, 3.824%, 1/20/2028		175,000	174,436
BX Commercial Mortgage Trust, "C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.110%, 3.609% *, 11/15/2035		236,489	235,064
Charles Schwab Corp., 3-month USD-LIBOR + 0.320%, 2.966% *, 5/21/2021		200,000	199,568
Citigroup Commercial Mortgage Trust, "B", Series 2018-TBR, 144A, 1-month USD-LIBOR + 1.150%, 3.659% *, 12/15/2036		700,000	692,978
Comcast Corp.:
4.6%, 10/15/2038		350,000	361,774
4.95%, 10/15/2058		240,000	253,426
Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 3.511% *, 10/22/2020		130,000	129,355
Constellation Brands, Inc., 5.25%, 11/15/2048		60,000	62,725
Dell International LLC:
144A, 4.42%, 6/15/2021		390,000	396,698
144A, 8.1%, 7/15/2036		40,000	46,068
DowDuPont, Inc., 5.419%, 11/15/2048		130,000	141,883
DXC Technology Co., 4.75%, 4/15/2027		285,000	281,329
Energy Transfer Operating LP, 4.2%, 9/15/2023		130,000	130,987
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.66% * , 9/25/2028		17,655	17,672
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.66% * , 10/25/2030		500,000	499,999
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.86% * , 1/25/2031		500,000	501,168
Federal Home Loan Mortgage Corp.:
5.5%, 5/1/2041		517,439	556,646
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		245,131	33,778
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		184,297	37,595
FedEx Corp., 4.95%, 10/17/2048		75,000	75,107
Fiserv, Inc., 4.2%, 10/1/2028		260,000	259,853
Freddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 5.01% *, 3/25/2030		500,000	513,583
GATX Corp., 4.7%, 4/1/2029		150,000	151,337
General Electric Co.:
4.125%, 10/9/2042		55,000	45,480
4.5%, 3/11/2044		55,000	47,349
General Motors Financial Co., Inc., 3-month USD-LIBOR + 1.100%, 3.692% *, 11/6/2021		250,000	244,599
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		170,749	19,309
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		172,623	29,523
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		166,410	30,943
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		208,178	38,674
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		124,789	21,338
7.0% with various maturities from 1/15/2029 until 2/15/2029		30,082	30,753
Home Depot, Inc., 4.5%, 12/6/2048		40,000	42,986
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		95,000	93,203
International Flavors & Fragrances, Inc.:
3.4%, 9/25/2020		210,000	210,776
4.45%, 9/26/2028		160,000	165,142
5.0%, 9/26/2048		190,000	195,326
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.759% *, 1/15/2033		230,000	228,553
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2015-C31, 3.801%, 8/15/2048		220,000	225,514
JPMorgan Chase & Co., 3.782%, 2/1/2028		400,000	398,408
Merrill Lynch Mortgage Investors Trust, "A2", Series 2004-A, 6-month USD-LIBOR + 0.500%, 3.092% *, 4/25/2029		369,466	362,223
Metropolitan Edison Co., 144A, 4.3%, 1/15/2029		300,000	305,292
Morgan Stanley, 4.431%, 1/23/2030		110,000	114,286
Nissan Motor Acceptance Corp., 144A, 3.65%, 9/21/2021		522,000	522,326
Noble Energy, Inc., 4.95%, 8/15/2047		300,000	278,772
Nordstrom, Inc., 5.0%, 1/15/2044		95,000	83,230
Omega Healthcare Investors, Inc., (REIT), 4.15%, 2/1/2022		60,000	59,272
PNC Financial Services Group, Inc., 3.5%, 1/23/2024		130,000	131,321
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		205,000	204,748
SASOL Financing U.S.A. LLC:
5.875%, 3/27/2024		390,000	402,281
6.5%, 9/27/2028		500,000	527,845
STACR Trust, "M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 4.66% *, 12/25/2030		250,000	246,958
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	36,935
U.S. Treasury Bills, 2.369% **, 8/15/2019 (c)		1,243,000	1,226,740
U.S. Treasury Bond, 3.0%, 8/15/2048 (b)		3,010,000	3,002,357
U.S. Treasury Notes:
2.75%, 8/15/2021		1,070,000	1,077,607
2.875%, 5/15/2028 (b)		3,100,000	3,162,363
3.125%, 11/15/2028		2,530,000	2,636,141
VMware, Inc., 3.9%, 8/21/2027		150,000	141,777
Volkswagen Group of America Finance LLC, 144A, 4.25%, 11/13/2023		210,000	212,400
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-SG1, 3.789%, 9/15/2048		750,000	765,062
Wells Fargo Mortgage Backed Securities Trust, "2A3", Series 2005-AR2, 4.522% *, 3/25/2035		150,430	149,036
(Cost $25,179,876)			25,396,305
Total Bonds (Cost $56,983,592)			57,000,769
		Contracts	Value ($)
Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Euro Currency, Expiration Date 03/08/2019, Strike Price 1.18		63	8,663
Euro Currency, Expiration Date 06/07/2019, Strike Price 1.18		21	23,362
Japanese Yen Currency, Expiration Date 03/08/2019, Strike Price 92		30	3
Mexican Peso Currency, Expiration Date 03/08/2019, Strike Price 5.25		120	28,800
Total Call Options Purchased (Cost $120,860)			60,828
		Shares	Value ($)
Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 2.41% (d) (Cost $2,705,569)		2,705,569	2,705,569
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $59,810,021)		102.7	59,767,166
Other Assets and Liabilities, Net		(2.7)	(1,583,053)
Net Assets		100.0	58,184,113

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (d) (e)
2,209,769	—	2,209,769 (f)	—	—	1,789	—	—	—
Cash Equivalents 4.7%
DWS Central Cash Management Government Fund, 2.41% (d)
1,338,318	17,678,695	16,311,444	—	—	18,635	—	2,705,569	2,705,569
3,548,087	17,678,695	18,521,213	—	—	20,424	—	2,705,569	2,705,569

* Variable or floating rate security. These securities are shown at their current rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued security.
(c) At January 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year Mini Japanese Government Bond	JPY	3/12/2019	86	11,985,537	12,060,923	75,386
10 Year United Kingdom Gilt	GBP	3/27/2019	11	1,763,645	1,782,240	18,595
Federal Republic of Germany Euro-Bund	EUR	3/7/2019	18	3,394,956	3,413,265	18,309
Total unrealized appreciation						112,290

At January 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	3/15/2019	47	4,429,183	4,561,592	(132,409)

As of January 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	712,427	CAD	950,000	3/27/2019	11,553	BNP Paribas SA
USD	1,378,343	JPY	150,000,000	3/27/2019	5,167	Australia and New Zealand Banking Group Ltd.
USD	1,263,760	EUR	1,100,000	3/27/2019	1,426	JPMorgan Chase Securities, Inc.
USD	1,343,710	GBP	1,025,000	3/27/2019	4,580	BNP Paribas SA
USD	1,259,609	EUR	1,100,000	3/27/2019	5,578	BNP Paribas SA
Total unrealized appreciation					28,304
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	8,470,000	USD	6,038,930	3/27/2019	(122,825)	National Australia Bank Ltd.

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments Bonds (g)	$—	$57,000,769	$—	$57,000,769
Short-Term Investments	2,705,569	—	—	2,705,569
Derivatives (h)
Purchased Options	60,828	—	—	60,828
Futures Contracts	112,290	—	—	112,290
Forward Foreign Currency Contracts	—	28,304	—	28,304
Total	$2,878,687	$57,029,073	$—	$59,907,760
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(132,409)	$—	$—	$(132,409)
Forward Foreign Currency Contracts	—	(122,825)	—	(122,825)
Total	$(132,409)	$(122,825)	$—	$(255,234)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts	Options
Foreign Currency Contracts	$ —	$ (94,521)	$ (60,032)
Interest Rate Contracts	$ (20,119)	$ —	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Conviction Global Bond Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019